Other Income (Expense), Net - Schedule of Other Income (Expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Nonoperating Income Expense [Abstract]
Government grants	$ 562	$ 726
Interest income	60	347	$ 31
Interest expense	(425)
Foreign exchange loss	72	317	52
Loss of convertible promissory notes			(25)
Depository bank incentive	155	1	368
Customer acquisition incentive	21,378
Administrative penalties	(417)
Others	(403)	(138)	82
Nonoperating Income (Expense)	$ 20,982	$ 1,253	$ 508